UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hengehold Capital Management LLC
Address: 6116 Harrison Avenue
         Cincinnati, OH  45247

13F File Number:  028-14627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael T. Hengehold
Title:     Chief Compliance Officer
Phone:     513.598.5120

Signature, Place, and Date of Signing:

 /s/  Michael T. Hengehold     Cincinnati, OH     April 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    $145,218 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1317    14758 SH       SOLE                    14758        0        0
ABBOTT LABS                    COM              002824100     1666    27179 SH       SOLE                    27179        0        0
AMERICAN CAP LTD               COM              02503Y103      170    19621 SH       SOLE                    19621        0        0
AMGEN INC                      COM              031162100      389     5724 SH       SOLE                     5724        0        0
APPLE INC                      COM              037833100      835     1393 SH       SOLE                     1393        0        0
BANK OF AMERICA CORPORATION    COM              060505104      428    44674 SH       SOLE                    44674        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      402     4950 SH       SOLE                     4950        0        0
1/100 Berkshr Htwy CL A 100 Sh CL A             084990175      244      200 SH       SOLE                      200        0        0
BOEING CO                      COM              097023105      381     5117 SH       SOLE                     5117        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      439    12999 SH       SOLE                    12999        0        0
CHEVRON CORP NEW               COM              166764100     1465    13662 SH       SOLE                    13662        0        0
CHUBB CORP                     COM              171232101      432     6254 SH       SOLE                     6254        0        0
CISCO SYS INC                  COM              17275R102      888    41986 SH       SOLE                    41986        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2013 18383M589     1669    79731 SH       SOLE                    79731        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2014 18383M571     2411   114070 SH       SOLE                   114070        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2015 18383M563     2169   100887 SH       SOLE                   100887        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2016 18383M555     2184   100671 SH       SOLE                   100671        0        0
COCA COLA CO                   COM              191216100     1449    19573 SH       SOLE                    19573        0        0
CONOCOPHILLIPS                 COM              20825C104     1404    18466 SH       SOLE                    18466        0        0
CORNING INC                    COM              219350105      155    11019 SH       SOLE                    11019        0        0
CROSSTEX ENERGY L P            COM              22765U102      214    15167 SH       SOLE                    15167        0        0
CROWN CASTLE INTL CORP         COM              228227104      312     5840 SH       SOLE                     5840        0        0
CVS CAREMARK CORPORATION       COM              126650100      208     4644 SH       SOLE                     4644        0        0
DISNEY WALT CO                 COM DISNEY       254687106      737    16834 SH       SOLE                    16834        0        0
E M C CORP MASS                COM              268648102      335    11204 SH       SOLE                    11204        0        0
EMERSON ELEC CO                COM              291011104      311     5968 SH       SOLE                     5968        0        0
ENERPLUS CORP                  COM              292766102      580    25879 SH       SOLE                    25879        0        0
EXELON CORP                    COM              30161N101      936    23859 SH       SOLE                    23859        0        0
EXXON MOBIL CORP               COM              30231G102      882    10171 SH       SOLE                    10171        0        0
FEDEX CORP                     COM              31428X106      248     2695 SH       SOLE                     2695        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102       93    12836 SH       SOLE                    12836        0        0
GENERAL ELECTRIC CO            COM              369604103     2297   114442 SH       SOLE                   114442        0        0
GENERAL MLS INC                COM              370334104     1260    31949 SH       SOLE                    31949        0        0
HEALTH CARE REIT INC           COM              42217K106     1226    22299 SH       SOLE                    22299        0        0
HONEYWELL INTL INC             COM              438516106      292     4780 SH       SOLE                     4780        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       67    10326 SH       SOLE                    10326        0        0
INTEL CORP                     COM              458140100     1825    64927 SH       SOLE                    64927        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      601     2879 SH       SOLE                     2879        0        0
ISHARES TR                     BARCLY USAGG B   464287226      719     6548 SH       SOLE                     6548        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    15068   143384 SH       SOLE                   143384        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1454    19925 SH       SOLE                    19925        0        0
ISHARES TR                     RUSSELL 2000     464287655      269     3246 SH       SOLE                     3246        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1278    19339 SH       SOLE                    19339        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158     4232    39700 SH       SOLE                    39700        0        0
ISHARES TR                     S&P SMLCP GROW   464287887      241     2915 SH       SOLE                     2915        0        0
JOHNSON & JOHNSON              COM              478160104     2038    30893 SH       SOLE                    30893        0        0
JOHNSON CTLS INC               COM              478366107      210     6472 SH       SOLE                     6472        0        0
JPMORGAN CHASE & CO            COM              46625H100      924    20102 SH       SOLE                    20102        0        0
LILLY ELI & CO                 COM              532457108      539    13391 SH       SOLE                    13391        0        0
LOWES COS INC                  COM              548661107      458    14593 SH       SOLE                    14593        0        0
LSI INDS INC                   COM              50216C108      253    34583 SH       SOLE                    34583        0        0
MICROSOFT CORP                 COM              594918104     2821    87444 SH       SOLE                    87444        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1138    20529 SH       SOLE                    20529        0        0
NUCOR CORP                     COM              670346105     1029    23948 SH       SOLE                    23948        0        0
PAYCHEX INC                    COM              704326107     1424    45939 SH       SOLE                    45939        0        0
PEPSICO INC                    COM              713448108      601     9060 SH       SOLE                     9060        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229     2104   117578 SH       SOLE                   117578        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     1574    63000 SH       SOLE                    63000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      335     4956 SH       SOLE                     4956        0        0
PROCTER & GAMBLE CO            COM              742718109     9975   148419 SH       SOLE                   148419        0        0
QUALCOMM INC                   COM              747525103      262     3850 SH       SOLE                     3850        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    19316   341037 SH       SOLE                   341037        0        0
SPECTRA ENERGY CORP            COM              847560109     1370    43412 SH       SOLE                    43412        0        0
STARBUCKS CORP                 COM              855244109      204     3653 SH       SOLE                     3653        0        0
STRYKER CORP                   COM              863667101      205     3700 SH       SOLE                     3700        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      479    11135 SH       SOLE                    11135        0        0
TARGET CORP                    COM              87612E106      288     4941 SH       SOLE                     4941        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      822    18234 SH       SOLE                    18234        0        0
UNILEVER N V                   N Y SHS NEW      904784709      231     6777 SH       SOLE                     6777        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1150    14252 SH       SOLE                    14252        0        0
US BANCORP DEL                 COM NEW          902973304      401    12643 SH       SOLE                    12643        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      390     4682 SH       SOLE                     4682        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    33355   469983 SH       SOLE                   469983        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1350    35304 SH       SOLE                    35304        0        0
VIACOM INC NEW                 CL A             92553P102      201     4241 SH       SOLE                     4241        0        0
WAL MART STORES INC            COM              931142103     1320    21576 SH       SOLE                    21576        0        0
WASTE MGMT INC DEL             COM              94106L109      620    17722 SH       SOLE                    17722        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1649    34269 SH       SOLE                    34269        0        0